SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS - Current maturities of long-term borrowings (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
Borrowings and other credit facilities
Current maturities	Rp 8,858	Rp 9,690
Two-step loans
Borrowings and other credit facilities
Current maturities	118	138
Bonds
Borrowings and other credit facilities
Current maturities		2,200
Bank loans
Borrowings and other credit facilities
Current maturities	7,788	6,311
Other borrowings
Borrowings and other credit facilities
Current maturities	Rp 952	Rp 1,041